UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05848
                                                     ---------

                           The Gabelli Value Fund Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                    THE GABELLI VALUE FUND INC.

                                        THIRD QUARTER REPORT
                                         SEPTEMBER 30, 2007
TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The Gabelli Value Fund (the "Fund") rose 0.93%, while the Standard & Poor's ("S&P") 500 Index was up 2.33% and the Dow Jones Industrial Average rose 4.18%.

      Enclosed is the portfolio of investments as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                       AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                       -----------------------------------------------------

                                                                                                              SINCE
                                              YEAR TO                                                       INCEPTION
                                   QUARTER     DATE     1 YEAR     3 YEAR    5 YEAR     10 YEAR   15 YEAR   (9/29/89)
                                   -------     ----     ------     ------    ------     -------   -------   ---------
  GABELLI VALUE FUND CLASS A......  0.93%     11.02%    22.76%     15.22%    17.59%     11.20%    14.67%     13.11%
                                   (4.87)(B)   4.63(B)  15.70(B)   12.97(B)  16.21(B)   10.54(B)  14.22(B)   12.74(B)
  S&P 500 Index...................  2.33       9.45     16.78      13.24     15.51       6.60     11.12      10.89
  Dow Jones Industrial Average....  4.18      13.33     21.62      13.90     15.45       7.89     12.55      12.19
  Nasdaq Composite Index..........  3.77      11.85     19.62      12.51     18.18       4.83     10.76      10.16
  Class B ........................  0.78      10.38     21.82      14.36     16.71      10.56     14.24      12.75
                                   (4.22)(c)   5.38(c)  16.82(c)   13.59(c)  16.49(c)   10.56     14.24      12.75
  Class C ........................  0.72      10.44     21.81      14.35     16.72      10.59     14.25      12.76
                                   (0.28)(d)   9.44(d)  20.81(d)   14.35     16.72      10.59     14.25      12.76

THE CURRENT EXPENSE RATIO FOR CLASS A, B, AND C SHARES IS 1.41%, 2.16%, AND 2.16%, RESPECTIVELY. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS A SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) THE MAXIMUM SALES CHARGE ON CLASS A SHARES FROM INCEPTION THROUGH APRIL 30, 2007 WAS 5.50%. AFTER THAT DATE, THE MAXIMUM SALES CHARGE ON CLASS A SHARES BECAME 5.75%.
(c)  PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                         VALUE
     --------                                      -------

             COMMON STOCKS -- 99.0%
             AEROSPACE -- 1.3%
      1,000  Lockheed Martin Corp..............  $    108,490
     10,000  Rockwell Automation Inc...........       695,100
  1,000,000  Rolls-Royce Group plc+............    10,690,319
                                                 ------------
                                                   11,493,909
                                                 ------------
             AGRICULTURE -- 0.6%
    105,000  Archer-Daniels-Midland Co.........     3,473,400
     35,000  The Mosaic Co.+...................     1,873,200
                                                 ------------
                                                    5,346,600
                                                 ------------
             AUTOMOTIVE -- 0.1%
     11,000  Navistar International Corp.+.....       678,700
                                                 ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
      1,000  BERU AG...........................       104,094
     38,000  China Yuchai International Ltd....       376,960
    320,000  Dana Corp.+.......................        62,400
    250,000  Genuine Parts Co..................    12,500,000
     20,000  Proliance International Inc.+.....        42,200
                                                 ------------
                                                   13,085,654
                                                 ------------
             AVIATION: PARTS AND SERVICES -- 2.8%
     43,000  Curtiss-Wright Corp...............     2,042,500
    340,000  GenCorp Inc.+.....................     4,066,400
     76,000  Sequa Corp., Cl. A+...............    12,599,280
     33,000  Sequa Corp., Cl. B+...............     5,494,500
    400,000  The Fairchild Corp., Cl. A+.......       800,000
                                                 ------------
                                                   25,002,680
                                                 ------------
             BROADCASTING -- 6.7%
  1,150,000  CBS Corp., Cl. A..................    36,236,500
    150,000  Gray Television Inc...............     1,273,500
    187,000  Liberty Media Corp. -
               Capital, Cl. A+ ................    23,343,210
     35,000  Young Broadcasting Inc., Cl. A+...        77,000
                                                 ------------
                                                   60,930,210
                                                 ------------
             BUSINESS SERVICES -- 0.5%
     22,000  ChoicePoint Inc.+.................       834,240
    120,000  Intermec Inc.+....................     3,134,400
     35,700  Nashua Corp.+.....................       396,270
      5,000  The Brink's Co....................       279,400
                                                 ------------
                                                    4,644,310
                                                 ------------
             CABLE AND SATELLITE -- 11.1%
    130,000  Adelphia Communications
               Corp., Cl. A+ ..................         2,600
    130,000  Adelphia Communications Corp.,
              Cl. A, Escrow+...................             0
    130,000  Adelphia Recovery Trust+..........             0
  1,735,000  Cablevision Systems Corp., Cl. A+.    60,620,900
    115,000  EchoStar Communications
               Corp., Cl. A+ ..................     5,383,150
    250,000  Liberty Global Inc., Cl. A+.......    10,255,000

                                                   MARKET
     SHARES                                         VALUE
     --------                                      -------

    430,000  Rogers Communications Inc., Cl. B.  $ 19,577,900
    201,000  The DIRECTV Group Inc.+...........     4,880,280
                                                 ------------
                                                  100,719,830
                                                 ------------
             COMMUNICATIONS EQUIPMENT -- 1.5%
     65,000  Alcatel-Lucent, ADR...............       661,700
    408,000  Corning Inc.......................    10,057,200
     30,000  Motorola Inc......................       555,900
    140,000  Nortel Networks Corp.+............     2,377,200
                                                 ------------
                                                   13,652,000
                                                 ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.3%
     95,000  Yahoo! Inc.+......................     2,549,800
                                                 ------------
             CONSUMER PRODUCTS -- 4.0%
     85,000  Energizer Holdings Inc.+..........     9,422,250
        500  Givaudan SA.......................       462,100
    125,000  Hartmarx Corp.+...................       612,500
      3,000  National Presto Industries Inc....       159,000
    160,000  Pactiv Corp.+.....................     4,585,600
  1,000,000  Swedish Match AB..................    20,794,215
      3,000  Wolverine World Wide Inc..........        82,200
                                                 ------------
                                                   36,117,865
                                                 ------------
             CONSUMER SERVICES -- 1.3%
     45,000  IAC/InterActiveCorp+..............     1,335,150
    365,000  Liberty Media Corp. -
               Interactive, Cl. A+ ............     7,011,650
    125,000  Rollins Inc.......................     3,336,250
                                                 ------------
                                                   11,683,050
                                                 ------------
             DIVERSIFIED INDUSTRIAL -- 4.9%
     47,000  Ampco-Pittsburgh Corp.............     1,850,860
     24,000  Cooper Industries Ltd., Cl. A.....     1,226,160
    200,000  Crane Co..........................     9,594,000
     42,000  Griffon Corp.+....................       634,200
    313,000  Honeywell International Inc.......    18,614,110
    132,000  ITT Corp..........................     8,966,760
    240,000  Katy Industries Inc.+.............       384,000
      1,000  Pentair Inc.......................        33,180
     75,000  Tyco International Ltd............     3,325,500
                                                 ------------
                                                   44,628,770
                                                 ------------
             ELECTRONICS -- 2.9%
    200,000  LSI Corp.+........................     1,484,000
    218,000  Texas Instruments Inc.............     7,976,620
      5,000  Thermo Fisher Scientific Inc.+....       288,600
    235,000  Thomas & Betts Corp.+.............    13,780,400
     75,000  Tyco Electronics Ltd..............     2,657,250
                                                 ------------
                                                   26,186,870
                                                 ------------
             ENERGY AND UTILITIES -- 2.4%
      6,000  Allegheny Energy Inc.+............       313,560
     14,000  Chevron Corp......................     1,310,120

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                         VALUE
     --------                                      -------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
    182,000  ConocoPhillips....................  $ 15,974,140
      5,420  Mirant Corp.+.....................       220,486
    200,000  Mirant Corp., Escrow+ (a).........             0
    100,000  Northeast Utilities...............     2,857,000
     40,000  Southwest Gas Corp................     1,131,600
                                                 ------------
                                                   21,806,906
                                                 ------------
             ENTERTAINMENT -- 11.7%
      8,570  Chestnut Hill Ventures+ (a).......       390,038
    370,000  Discovery Holding Co., Cl. A+.....    10,674,500
     60,000  Dover Motorsports Inc.............       388,200
  1,255,000  Gemstar-TV Guide
               International Inc.+ ............     8,734,800
    315,000  Grupo Televisa SA, ADR............     7,613,550
  1,230,000  Time Warner Inc...................    22,582,800
     34,000  Triple Crown Media Inc.+..........       209,780
  1,000,000  Viacom Inc., Cl. A+...............    38,950,000
    385,000  Vivendi...........................    16,250,053
                                                 ------------
                                                  105,793,721
                                                 ------------
             ENVIRONMENTAL SERVICES -- 2.9%
    360,000  Republic Services Inc.............    11,775,600
    380,000  Waste Management Inc..............    14,341,200
                                                 ------------
                                                   26,116,800
                                                 ------------
             EQUIPMENT AND SUPPLIES -- 3.4%
    210,000  CIRCOR International Inc..........     9,536,100
    185,000  Flowserve Corp....................    14,093,300
     85,000  Gerber Scientific Inc.+...........       922,250
     95,000  GrafTech International Ltd.+......     1,694,800
    155,000  Watts Water Technologies
               Inc., Cl. A ....................     4,758,500
                                                 ------------
                                                   31,004,950
                                                 ------------
             FINANCIAL SERVICES -- 5.4%
    530,000  American Express Co...............    31,466,100
     61,300  Ameriprise Financial Inc..........     3,868,643
    140,000  Citigroup Inc.....................     6,533,800
     27,000  Deutsche Bank AG..................     3,466,530
     20,000  Interactive Brokers Group
               Inc., Cl. A+ ...................       525,200
     12,000  Legg Mason Inc....................     1,011,480
    110,000  The Phoenix Companies Inc.........     1,552,100
                                                 ------------
                                                   48,423,853
                                                 ------------
             FOOD AND BEVERAGE -- 5.4%
     10,000  Constellation Brands Inc., Cl. A+.       242,100
     15,000  Corn Products International Inc...       688,050
     30,000  Davide Campari-Milano SpA.........       308,004
     40,000  Del Monte Foods Co................       420,000
    208,000  Diageo plc, ADR...................    18,247,840
    145,000  Flowers Foods Inc.................     3,161,000

                                                   MARKET
     SHARES                                         VALUE
     --------                                      -------

    231,000  Fomento Economico Mexicano
              SAB de CV, ADR...................  $  8,639,400
     70,000  General Mills Inc.................     4,060,700
     70,000  H.J. Heinz Co.....................     3,234,000
     70,000  Kerry Group plc, Cl. A............     2,065,427
      2,000  Meiji Seika Kaisha Ltd............        10,064
    175,000  PepsiAmericas Inc.................     5,677,000
     14,000  Remy Cointreau SA.................     1,014,131
      3,000  The Hershey Co....................       139,230
     14,000  Wm. Wrigley Jr. Co................       899,220
      3,750  Wm. Wrigley Jr. Co., Cl. B........       238,537
                                                 ------------
                                                   49,044,703
                                                 ------------
             HEALTH CARE -- 1.2%
     40,000  Advanced Medical Optics Inc.+.....     1,223,600
      5,000  Chemed Corp.......................       310,800
     32,000  Covidien Ltd.+....................     1,328,000
     75,000  Dade Behring Holdings Inc.........     5,726,250
    100,000  Pfizer Inc........................     2,443,000
                                                 ------------
                                                   11,031,650
                                                 ------------
             HOTELS AND GAMING -- 3.1%
     52,900  Dover Downs Gaming &
               Entertainment Inc. .............       549,631
    183,000  Gaylord Entertainment Co.+........     9,739,260
    140,000  Hilton Hotels Corp................     6,508,600
    352,941  Ladbrokes plc.....................     3,117,732
     17,000  Las Vegas Sands Corp.+............     2,268,140
     65,000  MGM Mirage+.......................     5,813,600
                                                 ------------
                                                   27,996,963
                                                 ------------
             MACHINERY -- 1.2%
     86,800  CNH Global NV.....................     5,272,232
     38,000  Deere & Co........................     5,639,960
                                                 ------------
                                                   10,912,192
                                                 ------------
             MANUFACTURED HOUSING -- 0.5%
    400,000  Champion Enterprises Inc.+........     4,392,000
                                                 ------------
             METALS AND MINING -- 4.7%
    478,000  Barrick Gold Corp.................    19,253,840
    123,133  Kinross Gold Corp.+...............     1,844,533
    471,000  Newmont Mining Corp...............    21,067,830
                                                 ------------
                                                   42,166,203
                                                 ------------
             PUBLISHING -- 6.7%
    150,000  Belo Corp., Cl. A.................     2,604,000
    855,000  Media General Inc., Cl. A.........    23,521,050
     67,000  Meredith Corp.....................     3,839,100
    740,000  News Corp., Cl. A.................    16,272,600
     53,333  PRIMEDIA Inc......................       748,795
    300,000  The E.W. Scripps Co., Cl. A.......    12,600,000
     23,087  Tribune Co........................       630,737
                                                 ------------
                                                   60,216,282
                                                 ------------

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                         VALUE
     --------                                      -------

             COMMON STOCKS (CONTINUED)
             REAL ESTATE -- 0.5%
    134,000  Griffin Land & Nurseries Inc.+....  $  4,893,680
                                                 ------------
             RETAIL -- 0.8%
     50,000  Ingles Markets Inc., Cl. A........     1,433,000
    130,000  Safeway Inc.......................     4,304,300
     30,000  SUPERVALU Inc.....................     1,170,300
                                                 ------------
                                                    6,907,600
                                                 ------------
             SPECIALTY CHEMICALS -- 1.0%
    220,000  Ferro Corp........................     4,395,600
    178,000  Hercules Inc......................     3,741,560
      6,000  International Flavors &
               Fragrances Inc. ................       317,160
      4,000  Monsanto Co.......................       342,960
     10,000  Sensient Technologies Corp........       288,700
      8,065  Tronox Inc., Cl. B................        72,827
                                                 ------------
                                                    9,158,807
                                                 ------------
             TELECOMMUNICATIONS -- 8.1%
     20,000  BCE Inc...........................       801,000
    645,000  Cincinnati Bell Inc.+.............     3,186,300
     50,000  Embarq Corp.......................     2,780,000
    150,000  Qwest Communications
               International Inc.+ ............     1,374,000
  1,480,000  Sprint Nextel Corp................    28,120,000
    416,000  Telephone & Data Systems Inc......    27,768,000
    145,000  Telephone & Data Systems Inc.,
               Special ........................     8,990,000
                                                 ------------
                                                   73,019,300
                                                 ------------
             TRANSPORTATION -- 0.1%
     97,000  Grupo TMM SA, Cl. A, ADR+.........       306,520
     10,000  Laidlaw International Inc.........       352,200
                                                 ------------
                                                      658,720
                                                 ------------
             WIRELESS COMMUNICATIONS -- 0.4%
     40,000  United States Cellular Corp.+.....     3,928,000
                                                 ------------
             TOTAL COMMON STOCKS...............   894,192,578
                                                 ------------

             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
     17,405  Mirant Corp., Ser. A,
               expire 01/03/11+ ...............  $    369,856
                                                 ------------
   PRINCIPAL
    AMOUNT
   -------
             REPURCHASE AGREEMENTS -- 1.0%
 $8,928,000  Barclays Capital Inc.,
               3.900%, dated 09/28/07,
               due 10/01/07, proceeds at
               maturity, $8,930,902 (b)........     8,928,000
                                                 ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $471,155,294)..............  $903,490,434
                                                 ============
------------------
             Aggregate book cost...............  $471,155,294
                                                 ============
             Gross unrealized appreciation.....  $444,028,906
             Gross unrealized depreciation.....   (11,693,766)
                                                 ------------
             Net unrealized appreciation
               (depreciation) .................  $432,335,140
                                                 ============
------------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of the fair valued securities amounted to $390,038 or 0.04% of total investments.
(b) Collateralized by $8,530,000 U.S. Treasury Bond, 5.25%, due 11/15/28, market value $9,106,560.
+    Non-income producing security.
ADR  American Depository Receipt

               See accompanying notes to schedule of investments.

THE GABELLI VALUE FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                      Anthony R. Pustorino
CHAIRMAN AND CHIEF                         CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                          PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                      PACE UNIVERSITY

Anthony J. Colavita                        Werner J. Roeder, MD
ATTORNEY-AT-LAW                            MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                  LAWRENCE HOSPITAL

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH


                                    OFFICERS

Bruce N. Alpert                            James E. McKee
PRESIDENT                                  SECRETARY

Agnes Mullady                              Peter D. Goldstein
TREASURER                                  CHIEF COMPLIANCE OFFICER


                                    CUSTODIAN
                        Mellon Trust of New England, N.A.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB409Q307SR



THE
GABELLI
VALUE
FUND
INC.





                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH





                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.